Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
Shares Value
COMMON STOCKS — 98.3%
Banks — 4.6%
1,934,093 Bank of America Corp. .......... $ 74,191,807
560,551 Citigroup, Inc. ................ 37,904,459
314,112 JPMorgan Chase & Co. .......... 47,675,919
159,772,185
Communication Services — 11.6%
62,679 Alphabet, Inc. - Class C(a) ........ 169,510,341
80,727 Charter Communications, Inc. - Class
A(a) .................... 60,064,924
336,472 Facebook, Inc. - Class A(a) ........ 119,884,974
170,785 Match Group, Inc.(a) ............ 27,200,927
92,752 Sea Ltd. - ADR(a) .............. 25,614,392
402,275,558
Consumer Discretionary — 14.4%
128,889 Advance Auto Parts, Inc. ......... 27,332,201
34,783 Amazon.com, Inc.(a) ............ 115,743,563
248,209 Aptiv Plc(a) ................... 41,413,672
68,790 Burlington Stores, Inc.(a) ......... 23,030,892
650,568 Dollarama, Inc. ................ 30,635,516
34,561 Domino's Pizza, Inc. ............ 18,161,460
328,966 Hilton Worldwide Holdings, Inc.(a) . 43,242,581
64,755 Home Depot, Inc. (The) ......... 21,251,944
58,724 LVMH Moet Hennessy Louis Vuitton
SE ...................... 46,944,780
464,469 NIKE, Inc. - Class B ............ 77,803,202
317,168 Ross Stores, Inc. ............... 38,913,342
241,518 Wyndham Hotels & Resorts, Inc. ... 17,403,787
501,876,940
Consumer Staples — 2.2%
339,180 PepsiCo, Inc. .................. 53,234,301
695,668 US Foods Holding Corp.(a) ....... 23,889,239
77,123,540
Diversified Financials — 6.5%
701,085 Blackstone Group, Inc. (The) ...... 80,814,068
799,875 Charles Schwab Corp. (The) ...... 54,351,506
58,194 MSCI, Inc. ................... 34,681,296
148,304 Nasdaq, Inc. .................. 27,692,806
66,979 S&P Global, Inc. ............... 28,715,237
226,254,913
Energy — 1.7%
738,768 ConocoPhillips ................ 41,415,334
130,193 Pioneer Natural Resources Co. ..... 18,926,157
60,341,491
Health Care — 12.7%
225,317 Catalent, Inc.(a) ............... 26,995,230
80,394 Cooper Cos, Inc. (The) .......... 33,907,777
190,353 Danaher Corp. ................ 56,628,114
337,825 IQVIA Holdings, Inc.(a) ......... 83,679,252
Shares Value
Health Care (continued)
69,920 Laboratory Corp. of America
Holdings(a) ............... $ 20,706,808
114,948 STERIS Plc ................... 25,052,917
60,312 Teleflex, Inc. .................. 23,969,798
97,204 Thermo Fisher Scientific, Inc. ...... 52,491,132
157,830 UnitedHealth Group, Inc. ........ 65,060,683
262,472 Zoetis, Inc. ................... 53,203,074
441,694,785
Industrials — 10.0%
215,709 A.O. Smith Corp. .............. 15,170,814
62,110 Carlisle Cos, Inc. ............... 12,561,126
83,360 Cintas Corp. .................. 32,858,845
149,692 Dover Corp. .................. 25,016,527
317,066 Eaton Corp. Plc ................ 50,112,281
118,636 Equifax, Inc. .................. 30,916,542
96,852 HEICO Corp. ................. 13,099,233
315,552 IAA, Inc.(a) ................... 19,084,585
86,110 Lincoln Electric Holdings, Inc. ..... 12,006,317
70,496 Northrop Grumman Corp. ....... 25,591,458
1,481,331 Rentokil Initial Plc ............. 11,670,696
259,880 Safran SA .................... 34,003,576
300,613 Union Pacific Corp. ............. 65,762,100
347,854,100
Information Technology — 27.2%
43,024 Adobe, Inc.(a) ................. 26,745,009
486,823 Amphenol Corp. - Class A ........ 35,289,799
48,295 ANSYS, Inc.(a) ................ 17,794,776
1,076,111 Apple, Inc. ................... 156,961,551
67,315 ASML Holding NV ............. 51,025,696
133,116 Aspen Technology, Inc.(a) ........ 19,469,546
149,303 CDW Corp. .................. 27,374,705
108,875 CMC Materials, Inc. ............ 15,747,680
713,567 Microsoft Corp. ............... 203,302,374
86,948 Nice Ltd. - ADR(a) ............. 24,228,060
46,165 Paycom Software, Inc.(a) ......... 18,466,000
152,157 PayPal Holdings, Inc.(a) .......... 41,923,818
52,297 ServiceNow, Inc.(a) ............. 30,744,883
261,416 SS&C Technologies Holdings, Inc. .. 20,492,400
91,543 Synopsys, Inc.(a) ............... 26,363,469
389,366 Texas Instruments, Inc. .......... 74,220,947
530,796 Visa, Inc. - A Shares ............. 130,782,827
132,143 WEX, Inc.(a) ................. 25,071,491
946,005,031
Insurance — 1.1%
143,583 Aon Plc - Class A ............... 37,335,887
Materials — 2.6%
204,993 Air Products and Chemicals, Inc. ... 59,659,113
175,529 Vulcan Materials Co. ............ 31,593,465
91,252,578

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Real Estate — 2.2%
195,027 American Tower Corp. REIT ...... $ 55,153,636
93,453 Jones Lang LaSalle, Inc.(a) ........ 20,799,834
75,953,470
Utilities — 1.5%
316,607 Ameren Corp. ................. 26,569,660
137,446 American Water Works Co., Inc. ... 23,380,939
49,950,599
Total Common Stocks
(Cost $1,942,299,530)
3,417,691,077
INVESTMENT COMPANY — 1.7%
58,880,980 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(b) ... 58,880,980
Total Investment Company
(Cost $58,880,980)
58,880,980
TOTAL INVESTMENTS — 100.0%
(Cost $2,001,180,510)
$ 3,476,572,057
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.0%
962,659
NET ASSETS — 100.0%
$ 3,477,534,716
(a) Non-income producing security.
(b) The rate shown represents the current yield as of July 31, 2021.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 4.6%
Communication Services ........................ 11.6
Consumer Discretionary ........................ 14.4
Consumer Staples ............................. 2.2
Diversified Financials ........................... 6.5
Energy ..................................... 1.7
Health Care ................................. 12.7
Industrials ................................... 10.0
Information Technology ........................ 27.2
Insurance ................................... 1.1
Materials .................................... 2.6
Real Estate .................................. 2.2
Utilities ..................................... 1.5
Other* ..................................... 1.7
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.